ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Accounts receivable	36,616	37,008
Less: Allowance for doubtful accounts	(19,677)	(11,406)
Accounts receivable, net	16,939	25,602

Allowance for doubtful accounts of RMB 8,271 and RMB 2,002 was provided during the six months ended June 30, 2022 and 2021, respectively. Allowance for doubtful accounts in RMB nil and RMB 1,036 was written off during the six months ended June 30, 2022 and 2021, respectively.